Loans	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Loans
21. LOANS

					2023			2022		2021
	Interest rate (1)			Maturity	Non- current	Current		Non- current	Current	Non- current	Current

Pesos:

NO	122.41%	-	126.90%	2024	-	60		64	5	67	56	(4)
Loans	143.65%	-	143.65%	2024-2025	9	15		46	25	136	70
Account overdraft	94.00%	-	103.00%	2024	-	56		-	71	-	8

					9	131		110	101	203	134

Currencies other than the Peso:

NO (2) (3)	0.00%	-	10.00%	2024-2047	6,191	767		5,594	828	6,206	541
Export pre-financing	1.90%	-	10.95%	2024-2025	102	545	(5)	-	22	12	42	(5)
Imports financing		-		-	-	-		-	21	-	3
Loans	6.28%	-	19.54%	2024-2030	380	65		244	168	113	125

					6,673	1,377		5,838	1,039	6,331	711

					6,682	1,508		5,948	1,140	6,534	845

(1)	Nominal annual interest rate as of December 31, 2023.
(2)	Disclosed net of 3, 9 and 4 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2023, 2022 and 2021, respectively.
(3)
Includes 1,327, 523 and 602 as of December 31, 2023, 2022 and 2021, respectively, of nominal value that will be canceled in pesos at the applicable exchange rate in accordance with the terms of the series issued.

(4)	Includes 45 as of December 31, 2021, of nominal value that were canceled in U.S. dollars at the applicable exchange rate according to the conditions of the issued series.
(5)
Includes 85 and 2 as of December 31, 2023 and 2021, respectively, of pre-financing of exports granted by BNA, which accrue a 1.90% fixed interest rate as of December 31, 2023 and a 5.50% weighted average rate as of December 31, 2021.

Set forth below is the evolution of the loans for the fiscal years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Balance at beginning of the year	7,088	7,379	8,070
Proceeds from loans	2,667	402	963
Payments of loans	(1,396)	(780)	(1,653)
Payments of interest	(623)	(543)	(615)
Account overdrafts, net	(3)	71	8
Accrued interest (1)	702	680	701
Net exchange and translation differences	(239)	(113)	(70)
Result from debt exchange	-	-	(21)
Result from net monetary position (2)	(6)	(8)	(4)

Balance at the end of the year	8,190	7,088	7,379

(1)	Includes capitalized financial costs.
(2)
Includes the adjustment for inflation of opening balances of loans of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net income in the statement of comprehensive income.

Details regarding the NO of the Group are as follows:

									2023			2022		2021
Month	Year	Principal value (11)		Ref.	Class	Interest rate (3)		Principal maturity	Non-current	Current		Non-current	Current	Non-current	Current
YPF
-	1998	U.S. dollar	15	(1) (6)	-	Fixed	10.00%	2028	15	-		15	-	15	-
April, February, October	2014/15/16	U.S. dollar	866	(2) (4) (6)	Class XXVIII	Fixed	8.75%	2024	-	354		346	273	606	278
September	2014	Peso	1,000	(2) (6) (7)	Class XXXIV	BADLAR + 0.1%	122.41%	2024	-	-	(12)	1	1	3	2
April	2015	U.S. dollar	1,132	(2) (6)	Class XXXIX	Fixed	8.50%	2025	1,132	41		1,132	41	1,132	41
October	2015	Peso	2,000	(2) (6) (7)	Class XLIII	-	-	-	-	-		-	4	6	7
May	2017	Peso	4,602	(2) (6) (8)	Class LII	-	-	-	-	-		-	-	-	47
July, December	2017	U.S. dollar	809	(2) (6)	Class LIII	Fixed	6.95%	2027	816	25		818	25	816	25
December	2017	U.S. dollar	537	(2) (6)	Class LIV	Fixed	7.00%	2047	530	1		529	1	533	2
June	2019	U.S. dollar	399	(6) (9)	Class I	Fixed	8.50%	2029	397	-		397	-	397	-
June	2020	U.S. dollar	78	(5) (6) (9)	Class XII	-	-	-	-	-		-	-	-	75
July	2020	U.S. dollar	341	(6) (9)	Class XIII	Fixed	8.50%	2025	43	88		127	90	211	91
December, February	2020/21	U.S. dollar	133	(5) (6) (9)	Class XIV	-	-	-	-	-		-	139	143	-
February	2021	U.S. dollar	776	(6) (9)	Class XVI	Fixed	9.00%	2026	307	235		542	238	740	9
February	2021	U.S. dollar	748	(6) (9)	Class XVII	Fixed	9.00%	2029	758	-		760	-	716	-
February	2021	U.S. dollar	576	(6) (9)	Class XVIII	Fixed	7.00%	2033	553	11		544	10	513	10
February	2021	Peso	4,128	(6) (9) (10)	Class XIX	Fixed	3.50%	2024	-	35		63	-	58	-
July	2021	U.S. dollar	384	(4) (5) (6) (9)	Class XX	Fixed	5.75%	2032	384	10		384	11	384	10
January	2023	U.S. dollar	230	(5) (6) (9)	Class XXI	Fixed	1.00%	2026	229	1		-	-	-	-
January, April	2023	Peso	15,761	(6) (9)	Class XXII	BADLAR + 3.0%	126.90%	2024	-	25		-	-	-	-
April	2023	U.S. dollar	147	(5) (6) (9)	Class XXIII	Fixed	0.00%	2025	158	-		-	-	-	-
April	2023	U.S. dollar	38	(5) (6) (9)	Class XXIV	Fixed	1.00%	2027	38	-		-	-	-	-
June	2023	U.S. dollar	263	(6) (9)	Class XXV	Fixed	5.00%	2026	262	1		-	-	-	-
September	2023	U.S. dollar	400	(4) (5) (9)	Class XXVI	Fixed	0.00%	2028	400	-		-	-	-	-
October	2023	U.S. dollar	128	(5) (9)	Class XXVII	Fixed	0.00%	2028	169	-		-	-	-	-

									6,191	827		5,658	833	6,273	597

(1)	Corresponds to the 1997 MTN Program for 1,000.
(2)	Corresponds to the 2008 MTN Program for 10,000 .
(3)	Nominal annual interest rate as of December 31, 2023.
(4)
The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these negotiable obligations are authorized to be traded.

(5)	The payment currency of these NO is the peso at the exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Company has fully complied with the use of proceeds disclosed in the corresponding pricing supplements.
(7)
NO classified as productive investments computable as such for the purposes of item 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the U.S. dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.
(9)	Corresponds to the Frequent Issuer Regime for an amount of 7,215.
(10)	The payment currency of this issue is the peso at the UVA value applicable in accordance with the conditions of the relevant issued series.
(11)	Total nominal value issued without including the nominal values canceled through exchanges, expressed in millions.
(12)	As of December 31, 2023 the registered amount is less than 1.

Exchange of NO
In the context of the foreign exchange restrictions established by BCRA (see Note 35.g)) and complying to said regulation through the refinancing reached in July 2020 in relation to the Class XLVII NO with maturity in 2021, and with the additional objective of easing the financial commitments of the Company for the next 2 years, on January 7, 2021, YPF launched an exchange offer of Classes XLVII, XXVIII, XIII, XXXIX, LIII, I and LIV NO (“Existing Negotiable Obligations”), for new Classes XVI, XVII and XVIII NO (“New Negotiable Obligations”) denominated in U.S. dollars at a step up fixed interest rate, ranging from 1.5% to 9%, repayable between 2023 and 2033, including an initial cash payment for Class XLVII NO.
The New Negotiable Obligations contain covenants, similar to those of the Existing Negotiable Obligations. In addition, Class XVI NO are secured by (i) the assignment of collection rights arising from the export of certain exportable products under sale agreements entered into by YPF with widely recognized market traders; and (ii) a first pledge on YPF EE shares representing 50% of the outstanding capital stock and voting rights in this company, as long as at least 50% of the principal of Class XVI NO remains outstanding.
On February 11, 2021, upon expiration of the early participation period for holders of Class XLVII NO and the exchange offer for the rest of the Existing Negotiable Obligations, YPF announced that it had reached a global participation to the exchange of 32% and 59.8% of Class XLVII NO. With such results, and taking into account that the refinancing of principal and interest of Existing Negotiable Obligations that were included in the exchange largely exceeds the required 60% refinancing of the Class XLVII NO, on that same day the BCRA approved YPF’ s access to the free Exchange Market to pay the cash component offered to holders that submitted Class XLVII NO in exchange, and to pay Class XLVII NO that were not exchanged at their maturity.
Therefore, on February 12, 2021, and March 1, 2021 (closing date for late participation of Class XLVII NO holders), YPF issued new Classes XVI, XVII and XVIII NO for a total principal amount of 775.8, 747.8 and 575.6, respectively, and tender instructions were received to submit the Existing Negotiable Obligation as detailed below:

-	Class XLVII NO for a principal amount of 247.3.
-	Class XXVIII NO for a principal amount of 656.4.
-	Class XIII NO for a principal amount of 201.7.
-	Class XXXIX NO for a principal amount of 368.2.
-	Class LIII NO for a principal amount of 190.7.
-	Class I NO for a principal amount of 101.0.
-	Class LIV NO for a principal amount of 213.4.
YPF assessed whether the instruments subject to exchange were substantially different, considering both qualitative (e.g., currency, term, rate, among others) and quantitative aspects (if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received, and discounted using the original effective interest rates, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liabilities). In this regard, the Company recognized the exchange of the NO as a debt modification according to IFRS 9 due to the fact that the instruments subject to exchange were not substantially different. As a result of the transaction, YPF recognized a profit of 21 in the fiscal year ended December 31, 2021 (see Note 28).